Segment Reporting	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Segment Reporting

Note 42 – Segment reporting

The Corporation’s corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Banco Popular North America. These reportable segments pertain only to the continuing operations of Popular, Inc. As previously indicated in Note 4 to the consolidated financial statements, the regional operations in California, Illinois and Central Florida were classified as discontinued operations and sold during 2014.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation’s results of operations and total assets at December 31, 2016, additional disclosures are provided for the business areas included in this reportable segment, as described below:

  Commercial banking represents the Corporation’s banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.
  Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.
  Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income.

Banco Popular North America:

Banco Popular North America’s reportable segment consists of the banking operations of BPNA, E-LOAN, Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. BPNA operates through a retail branch network in the U.S. mainland under the name of Popular Community Bank, while E-LOAN supports BPNA’s deposit gathering through its online platform. All direct lending activities at E-LOAN were ceased during 2008. During the third quarter of 2015, BPNA and E-LOAN completed an asset purchase and sale transaction in which E-LOAN sold to BPNA all of its outstanding loan portfolio, including residential mortgage loans and home equity lines of credit, which had a carrying value of approximately $213 million. Prior to this transaction, the Corporation provided additional disclosures for the BPNA reportable segment related to E-LOAN. After the close of the above mentioned asset purchase and sale transaction, additional disclosures with respect to E-LOAN are no longer considered relevant to the financial statements and accordingly are not presented. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the BPNA branch network.

The Corporate group consists primarily of the holding companies: Popular, Inc., Popular North America, Popular International Bank and certain of the Corporation’s investments accounted for under the equity method, including EVERTEC and Centro Financiero BHD, Leon. The Corporate group also includes the expenses of certain corporate areas that are identified as critical to the organization: Finance, Risk Management and Legal.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

The tables that follow present the results of operations and total assets by reportable segments:

December 31, 2016
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,224,771	$258,416	$(474)
Provision for loan losses		154,785	15,266	-
Non-interest income		243,368	21,651	(119)
Amortization of intangibles		11,479	665	-
Goodwill impairment charge		3,801	-	-
Depreciation expense		39,505	6,715	-
Other operating expenses		952,894	174,585	(779)
Income tax expense		75,615	36,712	92
Net income		$230,060	$46,124	$94
Segment assets		$29,841,854	$8,629,439	$(31,397)

December 31, 2016
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,482,713	$(60,658)	$-	$1,422,055
Provision (reversal of provision) for loan losses	170,051	(35)	-	170,016
Non-interest income	264,900	35,705	(2,669)	297,936
Amortization of intangibles	12,144	-	-	12,144
Goodwill impairment charge	3,801	-	-	3,801
Depreciation expense	46,220	654	-	46,874
Other operating expenses	1,126,700	68,694	(2,578)	1,192,816
Income tax expense (benefit)	112,419	(33,617)	(18)	78,784
Net income (loss)	$276,278	$(60,649)	$(73)	$215,556
Segment assets	$38,439,896	$4,982,113	$(4,760,400)	$38,661,609

December 31, 2015
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,231,585	$239,379	$-
Provision for loan losses		240,817	626	-
Non-interest income		464,786	22,667	125
Amortization of intangibles		10,465	554	-
Depreciation expense		40,440	6,272	-
Other operating expenses		970,201	188,102	-
Income tax expense (benefit)		116,058	(580,738)	-
Net income		$318,390	$647,230	$125
Segment assets		27,907,350	7,780,002	(129,038)

December 31, 2015
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,470,964	$(61,981)	$-	$1,408,983
Provision for loan losses	241,443	35	-	241,478
Non-interest income	487,578	34,486	(2,523)	519,541
Amortization of intangibles	11,019	-	-	11,019
Depreciation expense	46,712	762	-	47,474
Other operating expenses	1,158,303	74,212	(2,787)	1,229,728
Income tax benefit	(464,680)	(30,595)	103	(495,172)
Net income (loss)	$965,745	$(71,909)	$161	$893,997
Segment assets	35,558,314	4,945,704	(4,742,285)	35,761,733

December 31, 2014
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,288,889	$157,701	$-
Provision (reversal of provision) for loan losses		289,184	(18,850)	-
Non-interest income		283,251	64,319	-
Amortization of intangibles		7,351	809	-
Depreciation expense		39,062	6,617	-
Loss on early extinguishment of debt		-	532	-
Other operating expenses		884,289	184,369	-
Income tax expense		77,973	3,101	-
Net income		$274,281	$45,442	$-
Segment assets		$27,384,169	$5,503,433	$(17,972)

December 31, 2014
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,446,590	$(501,518)	$-	$945,072
Provision (reversal of provision) for loan losses	270,334	(200)	-	270,134
Non-interest income	347,570	41,695	(2,750)	386,515
Amortization of intangibles	8,160	-	-	8,160
Depreciation expense	45,679	648	-	46,327
Loss on early extinguishment of debt	532	-	-	532
Other operating expenses	1,068,658	72,759	(2,752)	1,138,665
Income tax expense (benefit)	81,074	(22,796)	1	58,279
Net income (loss)	$319,723	$(510,234)	$1	$(190,510)
Segment assets	$32,869,630	$4,927,448	$(4,710,307)	$33,086,771

Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:

December 31, 2016
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$472,948	$742,854	$6,172	$2,797	$1,224,771
Provision for loan losses	12,884	141,901	-	-	154,785
Non-interest income	(91,411)	232,113	103,005	(339)	243,368
Amortization of intangibles	145	7,042	4,292	-	11,479
Goodwill impairment charge	-	-	3,801	-	3,801
Depreciation expense	16,956	21,684	865	-	39,505
Other operating expenses	251,375	631,234	70,624	(339)	952,894
Income tax expense	41,639	24,068	9,908	-	75,615
Net income	$58,538	$149,038	$19,687	$2,797	$230,060
Segment assets	$15,263,278	$17,592,743	$406,429	$(3,420,596)	$29,841,854

December 31, 2015
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$457,119	$760,157	$7,793	$6,516	$1,231,585
Provision for loan losses	101,840	138,977	-	-	240,817
Non-interest income	113,697	248,024	103,464	(399)	464,786
Amortization of intangibles	7	7,330	3,128	-	10,465
Depreciation expense	16,984	22,385	1,071	-	40,440
Other operating expenses	281,995	617,973	70,632	(399)	970,201
Income tax expense	48,793	55,429	11,836	-	116,058
Net income	$121,197	$166,087	$24,590	$6,516	$318,390
Segment assets	$12,169,349	$15,662,115	$392,658	$(316,772)	$27,907,350

December 31, 2014
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$512,920	$766,758	$9,207	$4	$1,288,889
Provision for loan losses	138,247	150,937	-	-	289,184
Non-interest income	6,217	178,434	98,794	(194)	283,251
Amortization of intangibles	4	6,836	511	-	7,351
Depreciation expense	16,445	21,513	1,104	-	39,062
Other operating expenses	257,970	558,521	67,992	(194)	884,289
Income tax expense	22,899	38,825	16,249	-	77,973
Net income	$83,572	$168,560	$22,145	$4	$274,281
Segment assets	$11,508,845	$17,654,762	$591,955	$(2,371,393)	$27,384,169

Geographic Information

(In thousands)	2016	2015	2014
Revenues:[1]
Puerto Rico	$1,361,663	$1,598,066	$1,024,416
United States	283,349	255,714	223,264
Other	74,979	74,744	83,907
Total consolidated revenues	$1,719,991	$1,928,524	$1,331,587

[1] Total revenues include net interest income (expense), service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) and valuation adjustments on investment securities, trading account (loss) profit, net (loss) gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income and other operating income.

Selected Balance Sheet Information
(In thousands)	2016	2015	2014
Puerto Rico
Total assets	$28,813,289	$26,764,689	$26,267,180
Loans	16,880,868	17,477,070	17,704,170
Deposits	23,185,551	20,893,232	20,365,445
United States
Total assets	$8,928,475	$7,858,712	$5,689,061
Loans	5,799,562	4,873,504	3,568,564
Deposits	6,266,473	5,288,886	3,442,084
Other
Total assets	$919,845	$1,138,332	$1,130,530
Loans	755,017	778,656	780,483
Deposits [1]	1,044,200	1,027,605	1,000,006
[1] Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.